Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of reconciliation of income tax expense (benefit)
The reconciliation of income tax expense (benefit) computed at the Canadian federal statutory rate to income tax expense (benefit) is as follows:

	2020 $	2019 $
Income attributable to common shareholders before income taxes	(26,148,454)	13,163,526

Expense (recovery) of income taxes at the Canadian tax rate of 26.5% (2019– 26.5%)	(6,929,340)	3,488,334
Increase (decrease) in income taxes resulting from
Stock-based compensation	396,528	942,013
State franchise tax, net of federal benefit	212,684	219,538
US tax rate differential	603,264	(400,948)
Return to provision adjustment	345,299	1,389,866
Other	(205,656)	(164,747)
Valuation allowance	(173,849)	(1,738,508)

Income tax expense (benefit)	(5,751,070)	3,735,548

U.S. Federal current tax expense (benefit)
U.S. State current tax expense (benefit)	(320,815)	1,643,043
Canadian current tax expense (benefit)
U.S. Federal deferred tax expense (benefit)	(4,433,785)	2,688,571
U.S. State deferred tax expense (benefit)	(996,470)	(596,066)
Canadian deferred tax expense (benefit)

Total income tax expense (benefit)	(5,751,070)	3,735,548

Summary of the Company's deferred tax assets and liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. The Company’s deferred tax assets and liabilities are made up of the following components:

	2020 $	2019 $
Deferred tax assets
Lease liabilities	31,615,510	33,474,270
Net operating losses	15,745,126	3,692,446
163(j) carryforward	5,934,846	1,458,105
Debt issuance costs	2,419,687	4,412,375
Capital acquisition costs	2,011,450	779,367
Other	3,409,797	9,430,097

Total deferred tax assets	61,136,416	53,246,660
Less: Valuation allowance (Canada)	(2,634,364)	(2,800,607)
Net deferred tax assets	58,502,052	50,446,053
Deferred tax liabilities
Right-of-use assets	(30,360,097)	(32,907,312)
Fixed assets	(14,973,077)	(12,400,551)
Goodwill	(10,664,325)	(8,392,326)
Other	(3,331,119)	(3,002,684)

Total deferred tax liabilities	(59,328,618)	(56,702,873)

Net deferred tax liabilities	(826,566)	(6,256,820)